Supplement, dated March 2, 2000, to the Prospectus, dated May 1, 1999, of Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its
                         Seligman Frontier Portfolio and
                   Seligman Global Smaller Companies Portfolio


Seligman Frontier Portfolio - P-14

Effective March 2, 2000, the following supersedes and replaces the information contained in the paragraph set forth on page P-14 of the Fund's Prospectus under the caption "Portfolio Management."

The Frontier Portfolio is managed by the Seligman Small Company Team, headed by Mr. Mark J. Cunneen. Mr. Cunneen joined Seligman on March 1, 2000 as a Managing Director. Prior to joining Seligman, Mr. Cunneen had been Senior Vice President
- Head of Small Cap Group at Alliance Capital Management since January 1999. Prior thereto, he was with Chancellor Capital Management and its successor firms as Managing Director and Head of the Small Cap Group from March 1997 to January 1999, and as a portfolio manager in the Small Cap Group from December 1992 to March 1997. (Chancellor Capital Management was acquired by LGT Asset Management in October 1996, which was acquired by Invesco in May 1998.) Mr. Cunneen also co-manages the Seligman Global Smaller Companies Portfolio of the Fund; and he manages Seligman Frontier Fund, Inc. and co-manages Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series, Inc.

                                     * * * *

Seligman Global Smaller Companies Portfolio - P-20

Effective March 2, 2000, the following supersedes and replaces the information contained in the second paragraph set forth on page P-20 of the Fund's Prospectus under the caption "Portfolio Management."

The Seligman Small Company Team is headed by Mr. Mark J. Cunneen. Mr. Cunneen joined Seligman on March 1, 2000 as a Managing Director. Prior to joining Seligman, Mr. Cunneen had been Senior Vice President - Head of Small Cap Group at Alliance Capital Management since January 1999. Prior thereto, he was with Chancellor Capital Management and its successor firms as Managing Director and Head of the Small Cap Group from March 1997 to January 1999, and as a portfolio manager in the Small Cap Group from December 1992 to March 1997. (Chancellor Capital Management was acquired by LGT Asset Management in October 1996, which was acquired by Invesco in May 1998.) Mr. Cunneen also manages the Seligman Frontier Portfolio of the Fund; and he manages Seligman Frontier Fund, Inc. and co-manages Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series, Inc.


SUPP1-3/00